Property And Equipment - Schedule of Property and Equipment (Details) - Yingxi Industrial Chain Group Co Ltd [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property plant and equipment, gross	$ 990,785	$ 965,260	$ 1,028,074
Less: accumulated depreciation	(342,326)	(281,613)	(283,999)
Property and equipment, net	648,459	683,647	744,075
Production Equipment [Member]
Property plant and equipment, gross	143,957	140,249	137,240
Means of Transport [Member]
Property plant and equipment, gross	835,267
Office Equipment [Member]
Property plant and equipment, gross	$ 11,561	11,264	10,810
Vehicles [Member]
Property plant and equipment, gross		$ 813,747	$ 880,024